Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	March 31,	December 31,
	2013	2012

Medical equipment	$3,032,371	$3,033,792
Office equipment	72,410	87,163
Manufacturing equipment	303,143	303,143
Leasehold improvements	390,911	390,911

	3,798,835	3,815,009
Less accumulated depreciation	(1,590,749)	(1,374,928)

	$2,208,086	$2,440,081

Property and equipment, net consisted of the following:

	December 31, 2012	December 31, 2011
Medical equipment	$3,033,792	$1,283,726
Office equipment	87,163	73,927
Manufacturing equipment	303,143	262,290
Leasehold improvements	390,911	—
	3,815,009	1,619,943
Less accumulated depreciation and amortization	(1,374,928)	(641,050)
	$2,440,081	$978,893